Leases - Summary of Future Minimum Lease Payments under Finance and Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finance Leases
Remainder of 2023	$ 1,042,413
2024	1,042,413
2025	1,042,413
2026	932,797
2027	663,872
2028 and thereafter	541,624
Total minimum lease payments	5,265,532
Less amount representing interest	1,373,298
Present value of minimum lease payments	3,892,234
Less current portion	599,228	$ 335,527
Long-term portion	$ 3,293,006
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Financial Leases And Other Liabilities
Operating Leases
Remainder of 2023	$ 22,836,536
2024	19,644,557
2025	17,933,734
2026	16,016,344
2027	11,312,134
2028 and thereafter	26,863,248
Total minimum lease payments	114,606,553
Less amount representing interest	35,797,981
Present value of minimum lease payments	78,808,572
Less current portion	13,650,119	6,445,915
Long-term portion	$ 65,158,453	$ 23,189,835